RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

27.RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control the other party or exercise influence over the other party in making financial or operating decisions. The definition includes subsidiaries and other persons. As part of the September Recapitalization transaction, an investment management firm that provided financing to the Company obtained over 10% of the common shares of the Company. Subsequent to the September Recapitalization Transaction, the investment management firm entered into a transaction with the Company to provide DIP financing at the time of CCAA filing.

	March 31, 2021	March 31, 2020
Salaries and benefits	$3,953	$2,334
Share-based compensation expense, net	200	625
	$4,153	$2,959